FORM 13F HR

13FHR/A COVER PAGE

Report for the Calendar Year or Quarter Ended SEPTEMBER 30,2010
                                              ============


CHECK HERE IF AMENDMENT:         [  ] AMENDMENT NUMBER:___
This amendment (check only one): [  ] is a restatement
                                 [  ] adds new holding entries

Institutional Investment Manager Filing this report:

Name: Horseman Capital Management Ltd (SEC No: 801-64522)
Address: 9 Chester Close
London SW1X 7BE, United Kingdom

Form 13f - File Number: 28-11486

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report of the Reporting Manager:

NAME:  Christopher Harrison
Title: Director
Phone: +44-207-8387580

Signature, Place and Date of Signing

SIGNATURE:	Christopher Harrison


PLACE:		London, UNITED KINGDOM


DATE:		October 11, 2010
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REPORT TYPE:
____________

[x] 13 F HOLDINGS REPORT (check here if all holdings of this reporting managerare reported in this report)

[ ] 13 F NOTICE  (check here if no holdings reported are in this report,and all holdings are reported by
                  other managers)

[ ] 13 F COMBINATION REPORT (check here if a portion of the holdings for this reporting manager are reported
                             in this report and a portion are reported by other reporting managers)

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:  None

				REPORT SUMMARY
				=============

NUMBER OF OTHER INCLUDED MANAGERS:	0
_________________________________       ==

FORM 13F INFORMATION TABLE TOTAL:	23 entries
_________________________________       ==========


FORM 13F INFORMATION TABLE VALUE TOTAL:	USD 258,774.53 (THOUSANDS)
_______________________________________ ==========================


LIST OF OTHER INCLUDED MANAGERS:        NONE
________________________________        ====

                      FORM 13F INFORMATION TABLE
                      ___________________________

COL                COL      COL      COL     COL             COL   COL  COL
 1                  2        3        4       5               6     7    8
____________________________________________________________________________
	         Title of           Value    SHARE  SH/PUT   Inv   Othr Vote
Name of Issuer	  Class   ID_CUSIP  (x$1000) PRN MT PRN/CALL Discr Mgrs Auth
___________________________________________________________________________
APPLE INC	 Com	037833100 22217.625   78,300	SH   YES   None	Sole
CHUBB CORP	 Com	171232101 10429.17   183,000	SH   YES   None	Sole
CNOOC LTD-ADR	 SP ADR	126132109 10686.5     55,000	SH   YES   None	Sole
COLGATE-PALMOLIV Com	194162103 14303.646  186,100	SH   YES   None	Sole
COACH INC	 Com	189754104  3436.8     80,000	SH   YES   None	Sole
DOLLAR TREE INC	 Com	256746108  6216.9    127,500	SH   YES   None	Sole
ESTEE LAUDER     CL A	518439104 17325.02   274,000	SH   YES   None	Sole
GOOGLE INC       CL A	38259P508 11830.275   22,500	SH   YES   None	Sole
HJ HEINZ CO	 Com	423074103 18251.661  385,300	SH   YES   None	Sole
KELLOGG CO	 Com	487836108  5606.61   111,000	SH   YES   None	Sole
COCA-COLA CO	 Com	191216100 20996.976  358,800	SH   YES   None	Sole
MASTERCARD INC   CL A	57636Q104  3360	      15,000	SH   YES   None	Sole
MCDONALD'S CORP	 Com	580135101 22971.433  308,300	SH   YES   None	Sole
3M CO	         Com	88579Y101  5115.89    59,000	SH   YES   None	Sole
NIKE INC -       CL B   654106103  7877.762   98,300	SH   YES   None	Sole
NU SKIN ENTERP   CL A	67018T105  7488	     260,000	SH   YES   None	Sole
PEPSICO INC	 Com	713448108 14583.58   219,500	SH   YES   None	Sole
PROCTER & GAMBLE Com	742718109  9325.335  155,500	SH   YES   None	Sole
PARTNERRE LTD	 Com	G6852T105  9822.05   122,500	SH   YES   None	Sole
TIFFANY & CO	 Com	886547108  9383.903  199,700	SH   YES   None	Sole
TJX COMPANIES 	 Com	872540109  8006.622  179,400	SH   YES   None	Sole
WELLS FARGO & Co Com	949746101  9405.5675 374,500	SH   YES   None	Sole
YUM! BRANDS INC	 Com	988498101 10133.2    220,000	SH   YES   None	Sole